Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Receivables from Broker-Dealers and Clearing Organizations	As of September 30, 2023 and March 31, 2023, receivables from broker-dealers and clearing organizations consisted of the following:
	September 30, 2023	March 31, 2023
	(unaudited)
Receivables from broker-dealers and clearing organizations for futures customer accounts	$2,201,166	$1,779,923
Receivables from broker-dealers and clearing organizations for securities customer accounts	-	101,831
Receivables from broker-dealers and clearing organizations for securities proprietary trading	101,700	1,331,023
	$2,302,866	$3,212,777

Schedule of Revenues from Contracts with Customers	The following table presents revenues from contracts with customers, in accordance with ASC Topic 606, by major source:
	For the Six Months Ended September 30,
	2023	2022

Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$429,708	$449,699
Commission on futures broking from overseas Exchanges	1,901,015	2,189,873
	2,330,723	2,639,572
Trading solution service revenues	1,691,441	2,369,296
Other service revenues	239,503	56,778
Total comprehensive income	$4,261,667	$5,065,646

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	September 30, 2023	March 31, 2023
HKD exchange rate for balance sheet items, except for equity accounts	7.8308	7.8499
SGD exchange rate for balance sheet items, except for equity accounts	1.3656	1.3294
	For the Six Months Ended September 30,
	2023	2022
HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8317	7.8472
SGD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.3443	N/A